Earnings per unit and cash distributions	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Earnings per unit and cash distributions
Earnings per unit and cash distributions
The calculations of basic and diluted earnings per unit are presented below.

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
(In US$ millions)
Net income allocated to:
Common unitholders	$59.8	$61.9	$95.9	$98.0
Subordinated unitholders	—	13.6	—	21.5
Seadrill Member Interest	—	25.8	—	20.0
Net income attributable to Seadrill Partners LLC owners	$59.8	$101.3	$95.9	$139.5

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	75,278	75,278	75,278	75,278
Subordinated unitholders	16,543	16,543	16,543	16,543

Earnings per unit (basic and diluted):
Common unitholders	$0.79	$0.82	$1.27	$1.30
Subordinated unitholders	$0.00	$0.82	$0.00	$1.30

Cash distributions declared and paid in the period per unit (1)	$0.2500	$0.5675	$0.5000	$1.1350

(1) Distributions were declared and paid only with respect to the common units in 2016.

* On August 12, 2016, the Company paid a distribution of $0.10 per common unit relating to the three months ended June 30, 2016.

Earnings per unit is calculated as described in Note 16 to the audited 2015 financial statements included in the Company's annual report on Form 20-F for the year ended December 31, 2015, filed with the SEC on April 28, 2016.

The distributions made in February 2016, May 2016, and August 2016 in respect of the fourth quarter of 2015, first quarter of 2016 and second quarter of 2016, were less than the Minimum Quarterly Distribution (as defined in the Company's First Amended and Restated Operating Agreement). Arrearages in the payment of the minimum quarterly distribution on the common units must be paid before any distributions of available cash from operating surplus may be paid in the future on the subordinated units.